May 01, 2024
High Yield Portfolio
High Yield Portfolio

Summary Prospectus and
Prospectus Supplement

May 1, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated May 1, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectuses and Prospectuses dated January 28, 2024

Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
(the "Funds")

Effective immediately, in accordance with regulatory changes requiring each Fund's primary benchmark to represent the overall applicable market, the following Funds' primary prospectus benchmark changed as follows:

2.  High Yield Portfolio's primary benchmark is now the Bloomberg U.S. Universal Index.

References to other benchmark indexes in each Fund's prospectus remain in effect except that references to any Lipper Index are deleted effective immediately. These additional index(es) provide a means to compare a Fund's average annual returns to a benchmark that the Adviser believes is representative of the Fund's investment universe.